Investments (Tables)	12 Months Ended
Dec. 31, 2017
Interests in Other Entities [Abstract]
Disclosure of Significant Investments
The following are the Company's significant investments as of December 31, 2017.

	Activity	Country of incorporation	Class of shares held	Ownership as of
				Dec 31, 2017
Nomad Foods Europe Holdings Limited	Holding	England	Ordinary	100%
Nomad Foods Europe Holdco Limited	Holding	England	Ordinary	100%
Nomad Foods Europe Finco Limited	Holding	England	Ordinary	100%
Nomad Foods Europe Midco Limited	Holding/ Finance	England	Ordinary	100%
Nomad Foods Bondco Plc	Finance	England	Ordinary	100%
Nomad Foods Lux S.à.r.l.	Finance	Luxembourg	Ordinary	100%
Nomad Foods Europe Limited	Management	England	Ordinary	100%
Birds Eye Limited	Trading	England	Ordinary	100%
Nomad Foods Europe Finance Limited	Finance	England	Ordinary	100%
Birds Eye Ireland Limited	Trading	Republic of Ireland	Ordinary	100%
Iglo Holding GmbH	Holding	Germany	Ordinary	100%
Iglo Nederland B.V.	Trading	Netherlands	Ordinary	100%
Iglo Belgium S.A.	Trading	Belgium	Ordinary	100%
Iglo Portugal	Trading	Portugal	Ordinary	100%
Iglo Austria Holdings GmbH	Holding	Austria	Ordinary	100%
C.S.I. Compagnia Surgelati Italiana S.R.L	Trading	Italy	Ordinary	100%
Findus Sverige Holdings AB	Holding	Sweden	Ordinary	100%
Iglo GmbH	Trading	Germany	Ordinary	100%
Frozen Fish International GmbH	Trading	Germany	Ordinary	100%
Liberator Germany Newco GmbH	Property	Germany	Ordinary	100%
Iglo Austria GmbH	Trading	Austria	Ordinary	100%
Findus Sverige AB	Trading	Sweden	Ordinary	100%
Frionor Sverige AB	Holding	Sweden	Ordinary	100%
Findus Holdings France SAS	Holding	France	Ordinary	100%
Findus France SAS	Trading	France	Ordinary	100%
Findus Espana SLU	Trading	Spain	Ordinary	100%
Findus Danmark A/S	Trading	Denmark	Ordinary	100%
Findus Finland Oy	Trading	Finland	Ordinary	100%
Findus Norge AS	Trading	Norway	Ordinary	100%